INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 2,809,733
Increase in valuation allowance	$ 617,061	$ 474,895